Long-term Debt - Schedule of Maturities of Long Term Debt (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
March 31, 2019-June 30, 2019 [Member] | Term A [Member]
Debt Instrument [Line Items]
Principal payment amount	$ 5,625
March 31, 2019-June 30, 2019 [Member] | Term B [Member]
Debt Instrument [Line Items]
Principal payment amount	1,500
September 30, 2019-June 30, 2020 [Member] | Term A [Member]
Debt Instrument [Line Items]
Principal payment amount	8,438
September 30, 2019-June 30, 2020 [Member] | Term B [Member]
Debt Instrument [Line Items]
Principal payment amount	1,500
September 30, 2020-March 31, 2022 [Member] | Term A [Member]
Debt Instrument [Line Items]
Principal payment amount	16,875
September 30, 2020-March 31, 2022 [Member] | Term B [Member]
Debt Instrument [Line Items]
Principal payment amount	1,500
Term A Loan Maturity May 15, 2022 [Member] | Term A [Member]
Debt Instrument [Line Items]
Principal payment amount	253,125
June 30, 2022-December 31, 2024 [Member] | Term B [Member]
Debt Instrument [Line Items]
Principal payment amount	1,500
Term B Loan Maturity March 16, 2025 [Member] | Term B [Member]
Debt Instrument [Line Items]
Principal payment amount	$ 559,500